Share-based Compensation - Narrative (Details)	1 Months Ended				9 Months Ended
	Sep. 30, 2024 USD ($)	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023 shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2025 shares	Dec. 31, 2024
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation					$ 1,921,000,000
Unrecognized share-based compensation, recognition period					1 year 3 months 18 days
Shares authorized (in shares) | shares				20,500,000
Annual increase in shares authorized				2.00%
Capital shares reserved (in shares) | shares						8,452,110
Capital shares reserved Percentage						0.008
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation					$ 95,500,000
Unrecognized share-based compensation, recognition period					3 months 18 days
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			4 years
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period			1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			0.00%
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			200.00%
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation					$ 5,100,000
Share based compensation arrangement maximum employee subscription rate							10.00%
Maximum employee subscription amount	$ 25,000
Share discount percentage (up to)	15.00%
ESPP shares purchased (in shares) | shares					300,000
Employee Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP		6 months
Employee Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP		24 months